united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 12/31

Date of reporting period: 03/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

THE FX STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31,2019
Shares		Fair Value
	EXCHANGE TRADED FUND - 0.2%
	DEBT FUND - 0.2%
243	iShares Floating Rate Bond ETF (Cost $12,263)	$12,371

	MANAGED FUTURES FUND - 6.1%
315	FX Strategy LLC * ** (Cost $256,075)	553,242

	SHORT-TERM INVESTMENTS - 65.7%
	MONEY MARKET FUNDS - 65.7%
500,870	Federated Government Obligations Fund - Institutional Class, 2.04% +	500,870
5,426,957	Invesco Government & Agency Portfolio - Institutional Class, 2.08% +	5,426,957
	TOTAL MONEY MARKET FUNDS (Cost $5,927,827)	5,927,827
Principal ($)
	U.S. GOVERNMENT TREASURY OBLIGATIONS - 27.7%
2,500,000	United States Treasury Bill, 0.00% due 5/2/2019 ^ ++	2,494,954
	TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $2,494,812)

	TOTAL INVESTMENTS - 99.7% (Cost $8,690,977)	$8,988,394
	OTHER ASSETS LESS LIABILITIES - 0.3%	30,612
	NET ASSETS - 100.00%	$9,019,006

* Non-Income producing security.
** Fair valued security.
+ Money market fund; interest rate reflects seven-day yield on March 31, 2019.
++ Zero Coupon Bond.
^ All of this security is segregated as collateral for the total return swap.

TOTAL RETURN SWAP
Notional Value at March 31, 2019	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
$8,529,997	Societe Generale/PE FX Strategy Total Return Swap ++	Societe Generale, S.A.	0.50% of the Notional Value	Total Returns from the P/E (Investments) FX Strategy Index (standard)	Open-Ended Maturity	$5,884
		Total Net Unrealized Appreciation on Swap Contract				$5,884

THE FX STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31,2019

Additional Information — Total Return Basket Swap +++
The following table represents the individual positions and related values within the total return basket swap as of March 31, 2019.

Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Net Unrealized Depreciation
1	ICEUS SM US/NOK	Jun-19	Societe Generale	$100,000	$(190)
1	ICEUS SM US/SEK	Jun-19	Societe Generale	100,000	65
	Net Unrealized Depreciation from Open Long Futures Contracts				$(125)
Open Short Future Contracts
(8)	African Rand	Jun-19	Societe Generale	(274,500)	(2,900)
(41)	Australian Dollar	Jun-19	Societe Generale	(2,914,690)	(8,610)
(7)	CDN Dollar	Jun-19	Societe Generale	(525,210)	(3,325)
(135)	IMM Euro FX	Jun-19	Societe Generale	(19,049,344)	20,250
(3)	IMM Mex Peso	Jun-19	Societe Generale	(76,275)	210
(3)	Swiss Franc	Jun-19	Societe Generale	(380,250)	263
(1)	Japanese Yen	Jun-19	Societe Generale	(113,481)	263
(1)	New Zealand	Jun-19	Societe Generale	(68,190)	(210)
	Net Unrealized Appreciation from Open Short Futures Contracts				$5,941

++ Total return swap with The Societe Generale, S.A. (London). The Total Return Swap provides exposure to the daily, total returns of a Reference Index calculated using the performance of the P/E (Investments) FX Strategy Index (standard). The Societe Generale/PE FX Strategy Swap features a basket of currency trades managed by P/E Investments in coordination with Societe Generale (Newedge) UK, Ltd. According to the terms of the swap, The FX Strategy Fund may reset the notional value or the trading level of the Societe Generale, S.A./PE Total Return swap as frequently as daily on a T+1 basis. The swap pays a financing fee of 50bps and is subject to a minimum charge of $4,000 monthly, which is accrued daily and paid monthly. The swap became effective on January 7, 2016 and has an open-ended maturity but can be terminated by either party. (Initial Notional Value was $10,200,000).
+++ The difference between the Total Return Swap Value and the Basket differ due to charges accessed by the counterparty.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.
A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more represenatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

U.S. Treasury Bills – U.S. Treasury bills are purchased at a discount from face value. The discount is amortized into interest income ratably over the period from the purchase date to the maturity date. U.S. Treasury bills are stated at amortized cost, which approximates fair market value.

Futures Contract - The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Practical Expedient	Total
Exchange Traded Fund	$12,371	$-	$-	$-	$12,371
Managed Future Fund	-		-	553,242	553,242
Money Market Funds	5,927,827	-	-	-	5,927,827
U.S. Government Treasury Obligations	-	2,494,954	-	-	2,494,954
Swap Contract *	-	5,884	-	-	5,884
Total	$5,940,198	$2,500,838	$-	553,242	$8,994,278
* Represents net unrealized appreciation on swap contract.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It's the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

The Fund's investments in Underlying Funds are measured at net asset value per share (or its equivalent) as a practical expedient. The following table summarized the Underlying Funds held by the Fund as of March 31, 2019:

	Fair Value	Unfunded Commitments	Redemptions Frequency	Withdrawal Restrictions

FX Strategy LLC (a)	$553,242	-	Daily	None

(a) The investment objective of FX Strategy LLC (FX) is for the Trading Advisor to leverage extensive experience in portfolio management, asset allocation, market analysis and risk management to generate strong risk-adjusted returns by investing globally on a long/short basis. The PE Investment's style is quantitative, based on fundamental macroeconomic and financial factors. FX invests in a diversified portfolio of foreign exchange futures and may also invest in forwards, swaps, U.S. Treasury bills, money market securities, and cash or cash equivalents. FX has limited transferability as it is not on a publicly traded market.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$9,172,149	$303,301	$(481,172)	$(177,871)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/ President

Date 05/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 05/28/2019

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 05/28/2019